Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (149)	£ (223)
Income statement (charge)/credit	(38)	(39)
Transfers/reclassifications	(2)	0
Credited/(charged) to other comprehensive income	78	113
Ending Balance	(111)	(149)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(52)	(51)
Income statement (charge)/credit	(13)	(1)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	(65)	(52)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(96)	(183)
Income statement (charge)/credit	(63)	(44)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	133	131
Ending Balance	(26)	(96)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(58)	(43)
Income statement (charge)/credit	0	0
Transfers/reclassifications	12	22
Credited/(charged) to other comprehensive income	(53)	(37)
Ending Balance	(99)	(58)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(8)	(13)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(1)	5
Credited/(charged) to other comprehensive income	(2)	0
Ending Balance	(11)	(8)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	13	20
Income statement (charge)/credit	2	(7)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	15	13
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	17	(6)
Income statement (charge)/credit	21	23
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending Balance	38	17
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	35	53
Income statement (charge)/credit	15	(10)
Transfers/reclassifications	(13)	(27)
Credited/(charged) to other comprehensive income	0	19
Ending Balance	£ 37	£ 35